Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ending June 30,	Lease payments
2020	$150,531
2021	75,849
2022	77,660
2023	79,795
2024	83,005
Thereafter	62,425
Total	$529,265